SHARE-BASED COMPENSATION - Summary of options activities (Parenthetical) (Details) - shares	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted options	16,387,070
Number of options outstanding	25,681,732	12,082,166
Market and Service-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted options	15,989,193
Number of options outstanding	15,989,193